Additional Notes (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Future Minimum Payments

The future minimum payments under non-terminable operating leases, insurance contracts and other services as of December 31, 2018 are shown in the table below.

in 000’ €	Rent and Leasing	Other	Total
Up to One Year	2,935	1,577	4,512
Between One and Five Years	11,091	0	11,091
More than Five Years	8,504	0	8,504

Total	22,530	1,577	24,107

Additionally, the future payments shown in the table below may become due for outsourced studies after December 31, 2018. These amounts could be shifted or substantially lower due to changes in the study timeline or premature study termination.

in million €	Total 2018
Up to One Year	51.4
Between One and Five Years	45.6
More than Five Years	0.0

Total	97.0